CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Treasury Stock CNY (¥) shares		Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	(Accumulated deficit)/retained earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares		USD ($) shares
Balance at the beginning at Dec. 31, 2020	[1]	¥ 94				¥ 1,589,857	¥ 1,000	¥ (81,640)	¥ (678)		¥ 1,508,633
Balance at the beginning (in shares) at Dec. 31, 2020 | shares	[1]	1,436,815,570,000
Increase (Decrease) in Stockholders' Equity
Net income/(loss)								2,024,713		¥ 3,411	2,028,124	[1],[2]
Issuance of ordinary shares upon Initial Public Offering ("IPO")		¥ 9				10,034,956					10,034,965
Issuance of ordinary shares upon Initial Public Offering ("IPO") (in shares) | shares		133,975,000,000
Capital contribution from noncontrolling interests										389	389
Sharebased compensation						223,345					223,345
Appropriation to statutory reserves							1,319	(1,319)
Share-based awards to employees of Relx Inc.						325,447					325,447
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.						(292,582)		(32,865)			(325,447)
Shares reserved for future exercise of share-based awards due to share distribution | shares				(224,935,770,000)
Share repurchase				¥ (127,516)							(127,516)
Share repurchase (in shares) | shares				(5,059,733,000)
Foreign currency translation adjustments									(149,188)		(149,188)	[2]
Balance at the end at Dec. 31, 2021	[1]	¥ 103		¥ (127,516)		11,881,023	2,319	1,908,889	(149,866)	3,800	13,518,752
Balance at the end (in shares) at Dec. 31, 2021 | shares	[1]	1,570,790,570,000
Balance at the end (in shares) at Dec. 31, 2021 | shares	[1]			(229,995,503,000)
Increase (Decrease) in Stockholders' Equity
Net income/(loss)								1,441,219		(32,487)	1,408,732	[1],[2]
Sharebased compensation						166,161					166,161
Unrealized loss on investment securities									(5,425)		(5,425)	[2]
Appropriation to statutory reserves							25,492	(25,492)
Share-based awards to employees of Relx Inc.						(80,649)					(80,649)
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.						80,649					80,649
Exercising of share-based awards		¥ 1				15,094					15,095
Exercising of share-based awards (in shares) | shares				9,648,928,000
Share repurchase				¥ (500,370)							(500,370)
Share repurchase (in shares) | shares				(37,373,909,000)
Foreign currency translation adjustments									937,428		937,428	[2]
Balance at the end at Dec. 31, 2022	[1]	¥ 104		¥ (627,886)		12,062,278	27,811	3,324,616	782,137	(28,687)	¥ 15,540,373
Balance at the end (in shares) at Dec. 31, 2022 | shares		1,570,790,570,000	[1]								1,570,790,570		1,570,790,570
Balance at the end (in shares) at Dec. 31, 2022 | shares				(257,720,484,000)	[1]						257,720,484		257,720,484
Increase (Decrease) in Stockholders' Equity
Net income/(loss)								534,328		6,660	¥ 540,988		$ 76,196
Capital contribution from noncontrolling interests										11,050	11,050
Sharebased compensation						362,868					362,868
Unrealized loss on investment securities									632		632		$ 89
Share-based awards to employees of Relx Inc.						396,378					396,378
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.						(396,378)					(396,378)
Exercising of share-based awards						15,441					¥ 15,441
Exercising of share-based awards (in shares) | shares				11,834,355,000							10,802,458		10,802,458
Share repurchase				¥ (653,103)		(343,525)					¥ (996,628)
Share repurchase (in shares) | shares				(53,302,697,000)							(95,700,000)		(95,700,000)
Business combination						18,423					¥ 18,423
Cash dividend								(93,265)			(93,265)
Foreign currency translation adjustments									198,534		198,534		$ 27,963
Balance at the end at Dec. 31, 2023		¥ 104		¥ (1,280,989)		¥ 12,115,485	¥ 27,811	¥ 3,765,679	¥ 981,303	¥ (10,977)	¥ 15,598,416		$ 2,196,994
Balance at the end (in shares) at Dec. 31, 2023 | shares		1,570,790,570,000									1,570,790,570		1,570,790,570
Balance at the end (in shares) at Dec. 31, 2023 | shares				(299,188,826,000)							299,188,826		299,188,826

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.